OPERATING LEASES - Maturities of lease liabilities (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
OPERATING LEASES
Within 1 year	¥ 1,265,461
After 1 year but within 2 years	90,734
Total undiscounted lease payment	1,356,195
less: Imputed interest	(13,185)
Present value of lease liabilities	¥ 1,343,010	¥ 5,374,487